DERIVATIVE LIABILITIES (Details Narrative)	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Trading price	$ 0.0406	$ 0.042
Derivative liabilities | $	$ 3,900,734	$ 2,752,321	$ 6,204,878
Minimum [Member]
Derivative [Line Items]
Conversion price	$ 0.0264	$ 0.037
Maximum [Member]
Derivative [Line Items]
Conversion price	$ 0.08	$ 0.08
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability rate	0.0366	0.0423
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability rate	0.0438	0.0526
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability rate	1.6238	1.4503
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability rate	1.7745	1.799